FAIR VALUE MEASUREMENTS (Tables)	6 Months Ended
Jun. 30, 2025
Fair Value Disclosures [Abstract]
SCHEDULE OF FAIR VALUE OF ASSETS AND LIABILITIES ON A NONRECURRING BASIS

The following table sets forth a summary of the Company’s assets and liabilities that are measured at fair value on a recurring basis:

	June 30, 2025	December 31, 2024
Fair Value Level 1	Cash Equivalents	Cash Equivalents
Money market funds	$10,114	$10,114
Total debt investments	$10,114	$10,114

Fair Value Level 2	Series A Preferred Stock	Series A Preferred Warrants	Series A Preferred Stock	Series A Preferred Warrants
Non-recurring fair value	$5,168,609	$482,701	$—	$-
Total non-recurring fair value	$5,168,609	$482,701	$—	$-